Summary of accounting policy information - Derivative financial instruments and Leases (Details)	12 Months Ended
Dec. 31, 2023 CNY (¥)
Leases
Derivative financial instruments	¥ 0
Minimum
Leases
Typical term of rental contracts (in years)	1 year
Maximum
Leases
Typical term of rental contracts (in years)	5 years